Tax (Details 3) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Effective tax rate
Effective tax rate (as a percent)	27.50%	(8.10%)	16.50%	22.20%	20.40%
Net deferred tax assets (CHF million)
Deferred tax assets	8,825	8,609	7,754	8,825	7,754	8,939
Net operating loss carry-forwards	3,541	3,388		3,541
Temporary differences	5,284	5,221		5,284
Deferred tax liabilities	200	318	354	200	354	429
Deferred Tax Assets (Liabilities), Net	8,625	8,291		8,625
Increase (Decrease) Deferred Tax Assets	216
Net deferred tax assets change - Net operating losses	153
Net deferred tax assets change - Temporary differences	63
Increase (Decrease) Deferred Tax Liabilities	118
Net deferred tax assets change	334
Net deferred tax (increase)/decrease related to foreign exchange (gains)/losses	(365)
Release of contingency reserves for uncertain tax positions	16
Accumulated undistributed earnings from foreign subsidiaries	8,700			8,700
Reasonably possible decrease in unrecognized tax benefits, low end of range	0			0
Reasonably possible decrease in unrecognized tax benefits, high end of range	16			16